Disposals and business closures (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Disposals Including Business Closures

All figures in £ millions	Notes	2021	2020	2019
Disposal of subsidiaries and associates
Intangible assets		(3)	—	(101)
Property, plant and equipment		(48)	—	—
Investments in joint ventures and associates		—	(418)	—
Intangible assets – product development		(6)	—	(238)
Inventories		(2)	—	(64)
Trade and other receivables		(6)	—	(70)
Cash and cash equivalents (excluding overdrafts)		(24)	—	(104)
Net deferred income tax assets		—	—	(100)
Provisions for other liabilities and charges		3	—	—
Trade and other liabilities		4	—	520
Financial liabilities – borrowings		67	—	—
Cumulative currency translation adjustment	29	(4)	70	(4)

Net assets disposed		(19)	(348)	(161)
Cash proceeds		108	531	20
Deferred proceeds		—	—	180
Costs of disposal		(24)	1	(23)

Gain on disposal		65	184	16

All figures in £ millions	2021	2020	2019
Cash flow from disposals
Proceeds – current year disposals	108	531	20
Proceeds – prior year disposals	16	105	—
Cash and cash equivalents disposed	(24)	—	(104)
Costs and other disposal liabilities paid	(17)	(5)	(17)

Net cash inflow	83	631	(101)

Analysed as:
Cash inflow from sale of subsidiaries	83	100	(101)
Cash inflow from disposal of joint ventures and associates	—	531	—